SHARE-BASED PAYMENTS - Number of RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE-BASED PAYMENTS
Number of RSUs, Outstanding at beginning of year	37,767	7,121
Number of RSUs, Exercised	(83,787)	(23,938)
Number of RSUs, Expired and forfeited	(1,638)	(2,496)
Number of RSUs, Granted	109,300	57,080
Number of RSUs, Outstanding at end of year	61,642	37,767